Share-based compensation	3 Months Ended
Mar. 31, 2023
Share-based compensation.
Share-based compensation

6.     Share-based compensation

Stock appreciation rights

As of March 31, 2023, the Company had granted 3,710,473 stock appreciation rights (“SARs”) (inclusive of 5,779 forfeited SARs) to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted
						Risk-free		Average Fair
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Value @	Average Expected	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	grant date	Exercise Life	Method
12‑Mar‑14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01‑Sept‑14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06‑Mar‑15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15‑Jan‑16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04‑Apr‑18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black-Scholes
07‑Mar‑19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black-Scholes
04‑Mar‑20	549,020	$5.25	3 yrs	$5.25	0%	0.73%	46.42%	$2.04	4.5 yrs	Black-Scholes
04‑Mar‑21	610,691	$4.28	3 yrs	$4.28	0%	0.66%	55.39%	$1.93	4.5 yrs	Black-Scholes

Changes in the SARs for the three months ended March 31, 2023 are set forth below in full numbers:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2023	528,844	$4.74
SARs exercised during the three months ended March 31, 2023	(335,635)	$(5.18)
Balance as of March 31, 2023 (none of which are exercisable or convertible)	193,209	$12.97

The total cost related to non-vested SAR awards expected to be recognized through 2024 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2023(1)	$255
2024	57

$312

(1) Nine-month period ending December 31, 2023.

6.     Share-based compensation (continued)

Restricted stock units

As of March 31, 2023, the Company had granted 1,854,907 restricted stock units (“RSUs”) to certain of its officers and directors under its 2013 Equity Incentive Plan, of which 1,096,720 had vested.

A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
02-Jan-19	176,659	2 years	$4.64
07-Mar-19	86,210	3 years	$5.10
28-May-19	59,237	1 year	$7.47
04-Mar-20	94,105	3 years	$5.25
29-May-20	78,510	1 year	$5.84
04-Mar-21	56,957	1 year	$4.28
04-Mar-21	302,923	3 years	$4.28
07-Jun-21	95,583	1 year	$4.31
30-Mar-22	593,671	3 years	$4.54
07-Jun-22	60,415	1 year	$8.07
01-Sep-22	106,724	3 years	$9.35
14-Sep-22	13,070	3 years	$10.00
02-Mar-23	130,843	3 years	$20.57

Changes in the RSUs for the three months ended March 31, 2023 are set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2023	908,209	$5.31
RSUs granted during the three months ended March 31, 2023	143,913	$19.61
RSUs vested during the three months ended March 31, 2023	(293,935)	$(5.09)
Balance as of March 31, 2023 (none of which are vested)	758,187	$8.11

The total cost related to non-vested RSU awards expected to be recognized through 2026 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2023(1)	$1,927
2024	2,155
2025	1,353
2026	150
$5,585
(1)	Nine-month period ending December 31, 2023.